COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Operating lease commitments
Office Premises
RMB
2016	320,906,423
2017	129,078,478
2018	38,246,573
2019	15,841,910
2020	1,967,110
Thereafter	1,226,669

507,267,163